Document And Entity Information	Feb. 03, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 03, 2023
Entity Registrant Name	Atara Biotherapeutics, Inc.
Entity Central Index Key	0001604464
Entity Emerging Growth Company	false
Securities Act File Number	001-36548
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	46-0920988
Entity Address, Address Line One	2380 Conejo Spectrum Street
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Thousand Oaks
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91320
City Area Code	(805)
Local Phone Number	623-4211
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	ATRA
Security Exchange Name	NASDAQ